CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Trade receivables, allowance for doubtful accounts	$ 54	$ 56
Class A Membership Interests [Member]
Membership Interests, units authorized	1,632,654	1,061,225
Membership Interests, units issued	1,632,654	1,061,225
Membership Interests, units outstanding	1,632,654	1,061,225
Class B Membership Interests [Member]
Membership Interests, units authorized	0	200,000
Membership Interests, units issued	0	200,000
Membership Interests, units outstanding	0	200,000